ENTITY-WIDE DISCLOSURES	0 Months Ended
Dec. 31, 2012
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

<>NOTE 18 – ENTITY-WIDE DISCLOSURE: <><><

a. Financial reports to Teva's chief operating decision makers evolve over time as Teva's business develops, as well as following major acquisitions. Since 2009, Teva has reported under a notion of a “One Teva.” During 2012, following the appointment of Teva's new Chief Executive Officer, Dr. Jeremy M. Levin, Teva has engaged in a comprehensive review of its strategy, organizational and business structure and is implementing changes to support the new strategy and to align the organization. Subsequent to the anticipated completion of these procedures in 2013, the Company intends to re-evaluate its entity wide disclosure and segment reporting. For the purposes of this annual report, Teva has continued to report under a single segment, as in the past.

b. Revenues by geographic area were as follows:
	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
United States:
Generic	$4,381	$3,957	$5,789
Branded	5,857	4,804	3,600
Others	200	39	5
Total United States	10,438	8,800	9,394
Europe:
Generic	3,387	3,810	2,637
Branded	1,563	1,101	746
Others	723	749	564
Total Europe	5,673	5,660	3,947
Rest of World:*
Generic	2,617	2,429	1,481
Branded	730	588	509
Others	859	835	790
Total Rest of World	4,206	3,852	2,780
	$20,317	$18,312	$16,121
* Of which Israel	$621	$621	$566

<>c. Net revenues to one major customer of total consolidated revenues for the years ended December 31, 2012, 2011 and 2010 were 16%, 14% and 16%, respectively. The balance due from the Company's largest customer accounted for 24% of the gross trade accounts receivable at December 31, 2012. Sales reserves and allowances on these balances are recorded in current liabilities (refer to note 1p). Accordingly, the net balance of the Company's largest customer is much lower.

d. Net revenues by product lines were as follows:

	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
Generic Medicines	$10,385	$10,196	$9,907
API	796	747	641
Specialty Medicines	8,150	6,493	4,855
CNS	5,464	4,412	3,202
Copaxone®	3,996	3,570	2,958
Provigil®	417	350	-
Nuvigil®	347	86	-
Azilect®	330	290	244
Oncology	860	268	74
Treanda®	608	131	-
Respiratory	856	878	747
ProAir™	406	436	396
Qvar®	297	305	250
Women's health	448	438	374
Other branded	522	497	458
All Others	1,782	1,623	1,359
OTC	936	765	496
Other revenues	846	858	863
Total	$20,317	$18,312	$16,121

e.) Property, plant and equipment—by geographical location were as follows:
	December 31,
	2012	2011

	U.S. $ in millions
Israel	$1,649	$1,459
United States	896	1,053
Japan	644	765
Hungary	498	388
Croatia	415	311
Germany	367	317
Other	1,846	1,654
	$6,315	$5,947